Cover	Feb. 28, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40765
Entity Registrant Name	ALPINE ACQUISITION CORPORATION
Entity Central Index Key	0001853651
Entity Tax Identification Number	86-1957639
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10141 N. Canyon View Lane
Entity Address, City or Town	Fountain Hills
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85268
City Area Code	703
Local Phone Number	899-1028
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	REVEU
Security Exchange Name	NASDAQ
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	REVE
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for common stock at an exercise price of $11.50 per share
Trading Symbol	REVEW
Security Exchange Name	NASDAQ